Troubled Debt Restructures - Breakdown of Types of Concessions Made by Loan Class (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Contract	Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	6	10	4
Pre-Modification Outstanding Recorded Investment	$ 434	$ 907	$ 482
Post-Modification Outstanding Recorded Investment	$ 387	$ 863	$ 328
Other Payment Terms [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	6	10	4
Pre-Modification Outstanding Recorded Investment	$ 434	$ 907	$ 482
Post-Modification Outstanding Recorded Investment	$ 387	$ 863	$ 328
Other Payment Terms [Member] | Commercial Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract		1
Pre-Modification Outstanding Recorded Investment		$ 12
Post-Modification Outstanding Recorded Investment		$ 10
Other Payment Terms [Member] | Consumer Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract		1
Pre-Modification Outstanding Recorded Investment		$ 9
Post-Modification Outstanding Recorded Investment		$ 5
Other Payment Terms [Member] | Real Estate - Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract		2
Pre-Modification Outstanding Recorded Investment		$ 178
Post-Modification Outstanding Recorded Investment		$ 173
Other Payment Terms [Member] | Real Estate - Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts | Contract	6	6	4
Pre-Modification Outstanding Recorded Investment	$ 434	$ 708	$ 482
Post-Modification Outstanding Recorded Investment	$ 387	$ 675	$ 328